VALUE OF IN-FORCE BUSINESS - Schedule of Range of Yields and Other Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retail price inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	3.28%	3.00%
Expense inflation
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Inflation (in percent)	3.58%	3.30%
Bottom of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	(0.16%)	(0.36%)
Bottom of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	0.72%	0.41%
Bottom of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	(0.16%)	(0.36%)
Top of range | Value of In-Force non-annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	3.60%	3.75%
Top of range | Value of In-Force annuity business
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	4.49%	4.53%
Top of range | Financial options and guarantees
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Range of Yields and Other Key Assumptions [Line Items]
Risk free interest rate, share options granted (in percent)	3.60%	3.75%